Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 33,878	$ 14,139	$ 15,872
Adjustments to reconcile net income to net cash from operating activities
Security amortization, net	1,185	1,171	1,263
Depreciation	2,240	1,515	1,249
Amortization of core deposit intangible	945	366	586
Amortization of net deferred loan fees	99	166	317
Net (gain) loss on sale of securities	(32)	413	(12)
Net gain on equity securities	(121)	(26)
Provision for loan losses	1,035	780
Loans originated for sale	(126,690)	(78,252)	(76,493)
Proceeds from sale of loans	128,503	81,085	78,309
Net gain on sale of loans	(2,707)	(1,621)	(1,745)
Net (gain) loss on sale of other real estate owned		(18)	28
(Gain) loss on sale of fixed assets	33	(147)	(67)
Increase in cash surrender value of bank owned life insurance	(1,007)	(718)	(573)
Share-based compensation	531	428	426
Change in Accrued interest payable	47	(197)	229
Accrued interest receivable	(370)	(1,285)	(634)
Deferred taxes	663	151	946
Other, net	1,294	2,007	1,118
Net cash from operating activities	39,526	19,957	20,819
Cash flows used for investing activities:
Maturities, prepayments and calls of securities, available for sale	54,055	42,114	34,379
Sales of securities, available for sale	17,570	14,667	953
Purchases of securities, available for sale	(71,646)	(131,924)	(70,794)
Purchases of other securities		(3,247)	(192)
Redemption of other securities	741
Acquisition, net of cash acquired		143,797
Purchases of bank owned life insurance	(955)
Net loan originations	(147,075)	(99,277)	(109,737)
Proceeds from sale of OREO properties		34	87
Premises and equipment purchases	(3,201)	(1,472)	(1,015)
Proceeds from sale of premises and equipment	2	1,190	139
Net cash used for investing activities	(150,509)	(34,118)	(146,180)
Cash flows from financing activities:
Increase (decrease) in deposits	98,871	(100,974)	83,820
Net change in short-term FHLB advances	(87,100)	131,700	25,900
Repayment of long-term FHLB advances	(5,000)	(10,000)	(2,500)
Proceeds from long-term FHLB advances	125,000
Net proceeds from issuance of common stock			32,821
Increase (decrease) in securities sold under repurchase agreements	(3,525)	444	(7,170)
Cash payment for repurchase of common stock	(3,909)		(4)
Cash payment for redemption of series B preferred stock	(402)
Cash paid on fractional shares on preferred stock conversion	(2)
Cash dividends paid	(7,194)	(4,749)	(3,682)
Net cash from financing activities	116,739	16,421	129,185
Increase in cash and due from financial institutions	5,756	2,260	3,824
Cash and due from financial institutions at beginning of year	42,779	40,519	36,695
Cash and due from financial institutions at end of year	48,535	42,779	40,519
Supplemental disclosures of cash flow information:
Interest paid	12,907	7,751	3,863
Income taxes paid	5,700	1,600	5,950
Transfer of loans from portfolio to other real estate owned			94
Transfer of premises to held-for-sale	76		3
Transfer of loans held-for-sale to portfolio		85
Securities purchased not settled	1,200	500	1,291
Conversion of preferred stock to common stock	$ 8,960	7,994	$ 1,592
Acquisition of UCB
Consideration paid		117,344
Noncash assets acquired:
Securities available for sale		43,214
Equity securities		212
Loans held for sale		492
Loans receivable		298,319
FHLB Stock		3,527
Accrued interest receivable		950
Premises and equipment, net		5,291
Goodwill		49,756
Core deposit intangible		7,518
Bank owned life insurance		17,193
Other assets		10,361
Total non cash assets acquired		436,833
Liabilities assumed:
Deposits		475,944
Other liabilities		17
Total liabilities assumed		475,961
Net noncash liabilities acquired		(39,128)
Cash acquired		$ 156,472